Other Debt Securities - Summary of Other Debt Securities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	$ 291,689,362	$ 429,468,486
Total Other debt securities measured at cost amortized	139,245,136	1,866,140,944
Total Other debt securities	430,934,498	2,295,609,430
Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	43,575,623	23,141,672
Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	248,113,739	406,326,814
Total Other debt securities measured at cost amortized	95,204,683	153,966,835
Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	10,973,486	4,193,342
BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	33,066,967	1,670,281,970
BCRA notes [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		37,698,797
Other Government securities | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		138,526,949
Other private securities [member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	32,893	1,068,085
Argentine government US dollar bonds 1% - Maturity: 07-09-2029 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		112,536
Argentine government discount bills in pesos adjusted by CER - Maturity: 02-17-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		154,488,695
Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 03-25-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		111,578,472
US Treasury bills - Maturity: 01-10-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income		23,141,672
Province of Río Negro debt securities in pesos - Maturity: 04-12-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		623,852
Province of Río Negro Treasury bills S02 in pesos - Maturity: 06-15-2023 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		619,698
Other BCRA [Member] | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,670,281,970
BCRA liquidity notes in pesos - Maturity: 01-04-2023 | BCRA notes [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		37,698,797
Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,625,295
Corporate bonds Vista Oil y Gas Argentina SAU C15 Maturity 01202025 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized		1,499,962
Level 1 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities	288,936,082	429,468,486
Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 02-14-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	196,595,700
Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 3.75% - Maturity: 04-14-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	33,259,200
Level 1 [member] | Argentine government Treasury bonds in pesos - Maturity: 05-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	6,667,968
Total Other debt securities measured at cost amortized	35,263,806	125,065,730
Level 1 [member] | Argentine government US dollar step-up bonds - Maturity: 07-09-2030 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	3,757,257	1,620,162
Level 1 [member] | Argentine government Treasury bonds in pesos BADLAR x 0.7 - Maturity: 11-23-2027 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,597,991
Total Other debt securities measured at cost amortized	13,387,030	26,079,046
Level 1 [member] | Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,200,700
Level 1 [member] | Argentine government US dollar bonds 1% - Maturity: 07-09-2029 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	281,643
Level 1 [member] | US Treasury bills - Maturity: 01-18-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	25,810,639
Level 1 [member] | US Treasury bills - Maturity: 01-11-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	12,111,378
Level 1 [member] | US Treasury bills - Maturity: 01-09-2024 | Foreign Government securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	5,653,606
Level 1 [member] | Discount bonds in pesos 5.83% - Maturity: 12-31-2033 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,494,782	$ 1,578,509
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-03-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	10,106,040
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-18-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	7,276,350
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-19-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	4,042,417
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-15-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	3,314,782
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-06-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,263,753
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-08-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,940,360
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-13-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,697,815
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 11-20-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,455,270
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 10-18-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	808,483
Level 1 [member] | BCRA internal bills at benchmark exchange rate - Maturity: 08-03-2024 | BCRA bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	161,697
Level 1 [member] | Corporate bonds Vista Energy Argentina SAU C20 - Maturity: 07-20-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,579,153
Level 1 [member] | Corporate bonds Vista Energy Argentina SAU C13 - Maturity: 08-08-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,379,207
Level 1 [member] | Corporate bonds MSU SA C06 – Maturity: 11-02-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	811,502
Level 2 [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities	2,753,280
Level 2 [member] | Argentine government Treasury bonds in pesos - Maturity: 08-23-2025 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at fair value through other comprehensive income	2,753,280
Total Other debt securities measured at cost amortized	44,954,504
Level 2 [member] | Province of Río Negro Treasury bills S03 - Maturity: 06-14-2024 | Local Government Securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	104,561
Level 2 [member] | Corporate bonds Vista Oil y Gas Argentina SAU C15 Maturity 01202025 [Member] | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	2,194,824
Level 2 [member] | Corporate bonds Volkswagen Financial Services C010 – Maturity: 10-12-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	1,923,729
Level 2 [member] | Fiduciary debt securities Confibono Financial Trust S73 Class A - Maturity: 05-20-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	474,426
Level 2 [member] | Corporate bonds SME Liliana SRL Guaranteed S01 – Maturity: 04-18-2025 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	420,072
Level 2 [member] | Fiduciary debt securities Secubono Financial Trust S230 Class A - Maturity: 06-28-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	77,380
Level 2 [member] | Fiduciary debt securities Moni Mobile Financial Trust S09 Class A - Maturity: 09-16-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	55,448
Level 2 [member] | Fiduciary debt securities Supercanal II Financial Trust Class A - Maturity: 03-21-2024 | Private securities [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Total Other debt securities measured at cost amortized	$ 24,852